Stock-Based Compensation (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2027	Sep. 08, 2025	Sep. 01, 2025	Mar. 25, 2025	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Grant options vested percentage							25.00%
Weighted average remaining vesting period						3 years 5 months 8 days	3 years 8 months 8 days
Stock-based compensation expense (in Dollars)							$ 496,864
Unrecognized stock-based compensation expense (in Dollars)						$ 2,238,455	2,464,036
Unrecognized stock (in Dollars)							$ 112,155
Weighted average grant date fair value per share (in Dollars per share)						$ 3.38	$ 2.07
Percentage of grant option						25.00%
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)						$ 38,729	$ 117,304
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)						169,200	$ 379,560
2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Stock option granted							1,482,929
Percentage of outstanding shares							4.00%
2026 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)						$ 306,667
2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock option granted							1,428,006
Options granted						54,923	1,482,929
Forecast [Member]
Stock-Based Compensation [Line Items]
Stock option granted	54,923
Vested [Member]
Stock-Based Compensation [Line Items]
Stock option granted						54,923	54,923
Grant options vested percentage							50.00%
Vested [Member] | Forecast [Member]
Stock-Based Compensation [Line Items]
Grant options vested percentage	25.00%
Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted						50,000	1,428,006
Stock-based compensation expense (in Dollars)						$ 345,396
Unrecognized stock-based compensation expense (in Dollars)						$ 112,155
Stock option granted						1,478,006	1,428,006
Stock Options [Member] | 2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Options granted							54,923
Stock Options [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Stock option granted							32,954
Grant options vested percentage							50.00%
Anniversary [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Stock option granted							43,939
Grant options vested percentage							20.00%
Chief Financial Officer [Member]
Stock-Based Compensation [Line Items]
Aggregate grant fair value (in Dollars)							$ 392,500
Aggregate grant expensed percentage							50.00%
Weighted average remaining vesting period							48 months
Requisite service period							48 months
Directors and Officers [Member]
Stock-Based Compensation [Line Items]
Stock option granted							1,071,005
Exercise price (in Dollars per share)							$ 4.4
Aggregate grant fair value (in Dollars)							$ 2,231,900
Directors and Officers [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted							54,923
Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted			54,923				164,770
Exercise price (in Dollars per share)							$ 4.4
Aggregate grant fair value (in Dollars)							$ 336,500
Consultant grant total options percentage			25.00%
Options granted for accounting purposes							1,428,006
Consultant [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Grant options vested percentage							50.00%
Consultant [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted							219,693
Aggregate grant expensed percentage							15.00%
Performance Shares [Member]
Stock-Based Compensation [Line Items]
Stock option granted							109,846
Maximum [Member] | Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted							1,482,929
Minimum [Member] | Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted							54,923
Common Stock [Member]
Stock-Based Compensation [Line Items]
Stock option granted							32,954
Common Stock [Member] | 2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued							1,938,468
Common Stock [Member] | 2026 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock option granted				50,000
Exercise price (in Dollars per share)				$ 5
Aggregate grant fair value (in Dollars)				$ 169,200
Common Stock [Member] | 2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock option granted					219,693
Exercise price (in Dollars per share)					$ 4.4
Consultant grant total options percentage					50.00%
Common Stock [Member] | Vested [Member]
Stock-Based Compensation [Line Items]
Grant options vested percentage							15.00%
Common Stock [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted		1,482,929
Exercise price (in Dollars per share)		$ 4.4
Common Stock [Member] | Stock Options [Member] | 2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Stock option granted					109,846
Common Stock [Member] | Chief Financial Officer [Member]
Stock-Based Compensation [Line Items]
Stock option granted							192,231
Exercise price (in Dollars per share)							$ 4.4
Common Stock [Member] | Consultant [Member] | 2025 Consultant Grant [Member]
Stock-Based Compensation [Line Items]
Aggregate grant fair value (in Dollars)					$ 336,500
Deemed Granted [Member]
Stock-Based Compensation [Line Items]
Stock option granted							54,923
Consultant grant total options percentage							25.00%